Pension and other post-employment benefits - Schedule of Fair Value of Investments by Asset Category (Details) - Level 1 $ in Millions	Dec. 31, 2025 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan amount	$ 888.7
Defined benefit plan, percentage	100.00%
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan amount	$ 431.3
Defined benefit plan, percentage	49.00%
Debt securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan amount	$ 404.5
Defined benefit plan, percentage	45.00%
Other
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan amount	$ 52.9
Defined benefit plan, percentage	6.00%